Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.4%)
Data Center REITs (8.7%)
	Equinix Inc.	77,143	56,026
	Digital Realty Trust Inc.	240,300	29,081
			85,107
Diversified REITs (2.1%)
	WP Carey Inc.	176,564	9,549
	Essential Properties Realty Trust Inc.	122,872	2,658
	Broadstone Net Lease Inc.	154,293	2,206
	Global Net Lease Inc.	156,403	1,503
	Alexander & Baldwin Inc.	59,871	1,002
	Empire State Realty Trust Inc. Class A	111,791	899
	American Assets Trust Inc.	42,496	827
	Armada Hoffler Properties Inc.	56,390	577
	Gladstone Commercial Corp.	32,863	400
	One Liberty Properties Inc.	14,176	267
[1]	NexPoint Diversified Real Estate Trust	26,348	229
			20,117
Health Care REITs (8.3%)
	Welltower Inc.	409,971	33,585
	Ventas Inc.	329,920	13,899
	Healthpeak Properties Inc.	451,146	8,283
	Omega Healthcare Investors Inc.	193,531	6,417
	Healthcare Realty Trust Inc. Class A	314,509	4,803
[1]	Medical Properties Trust Inc.	494,269	2,694
	Sabra Health Care REIT Inc.	190,457	2,655
	Physicians Realty Trust	196,652	2,397
	National Health Investors Inc.	35,877	1,843
	CareTrust REIT Inc.	82,168	1,684
	LTC Properties Inc.	34,133	1,097
	Community Healthcare Trust Inc.	20,671	614
	Global Medical REIT Inc.	50,782	455
	Universal Health Realty Income Trust	10,923	442
	Diversified Healthcare Trust	138,485	269
			81,137
Hotel & Resort REITs (2.8%)
	Host Hotels & Resorts Inc.	586,739	9,429
	Ryman Hospitality Properties Inc.	46,790	3,897
	Apple Hospitality REIT Inc.	179,845	2,759
	Park Hotels & Resorts Inc.	177,928	2,192
	Sunstone Hotel Investors Inc.	162,164	1,516
	DiamondRock Hospitality Co.	173,111	1,390

		Shares	Market Value ($000)
	Pebblebrook Hotel Trust	101,590	1,381
	RLJ Lodging Trust	131,322	1,286
	Xenia Hotels & Resorts Inc.	90,344	1,064
	Service Properties Trust	136,438	1,049
	Summit Hotel Properties Inc.	89,072	517
	Chatham Lodging Trust	40,704	389
			26,869
Industrial REITs (12.8%)
	Prologis Inc.	761,709	85,471
	Rexford Industrial Realty Inc.	165,791	8,182
	Americold Realty Trust Inc.	222,445	6,765
	EastGroup Properties Inc.	36,653	6,104
	First Industrial Realty Trust Inc.	109,149	5,194
	STAG Industrial Inc.	148,048	5,109
	Terreno Realty Corp.	68,695	3,902
	LXP Industrial Trust	241,122	2,146
	Innovative Industrial Properties Inc.	23,134	1,750
	Plymouth Industrial REIT Inc.	31,800	666
	Industrial Logistics Properties Trust	48,685	141
			125,430
Multi-Family Residential REITs (9.1%)
	AvalonBay Communities Inc.	117,114	20,113
	Equity Residential	296,851	17,428
	Mid-America Apartment Communities Inc.	96,245	12,382
	Essex Property Trust Inc.	52,944	11,229
	UDR Inc.	258,133	9,208
	Camden Property Trust	88,129	8,335
	Apartment Income REIT Corp. Class A	123,170	3,782
	Independence Realty Trust Inc.	185,074	2,604
	Veris Residential Inc.	60,738	1,002
	Elme Communities	72,365	987
*	Apartment Investment & Management Co. Class A	110,339	750
	Centerspace	12,341	744
	NexPoint Residential Trust Inc.	18,933	609
			89,173
Office REITs (4.5%)
	Alexandria Real Estate Equities Inc.	135,528	13,566
	Boston Properties Inc.	122,872	7,308
	Vornado Realty Trust	134,585	3,052
	Kilroy Realty Corp.	91,705	2,899
	Cousins Properties Inc.	125,211	2,551
	COPT Defense Properties	92,695	2,209
	SL Green Realty Corp.	53,156	1,983
	Highwoods Properties Inc.	87,060	1,794
	Douglas Emmett Inc.	140,136	1,788
	Equity Commonwealth	90,482	1,662
	JBG SMITH Properties	87,356	1,263
	Easterly Government Properties Inc. Class A	77,390	885
	Hudson Pacific Properties Inc.	104,162	693
	Brandywine Realty Trust	142,597	647
	Paramount Group Inc.	133,678	618
	Piedmont Office Realty Trust Inc. Class A	101,446	570
	Orion Office REIT Inc.	44,884	234
	Office Properties Income Trust	40,122	164
	City Office REIT Inc.	32,893	140
	Franklin Street Properties Corp.	68,101	126
			44,152

		Shares	Market Value ($000)
Other Specialized REITs (6.3%)
	VICI Properties Inc. Class A	828,289	24,103
	Iron Mountain Inc.	240,505	14,298
	Gaming & Leisure Properties Inc.	216,055	9,841
	Lamar Advertising Co. Class A	72,236	6,030
	EPR Properties	62,131	2,581
	Four Corners Property Trust Inc.	71,785	1,593
	Outfront Media Inc.	122,716	1,240
	Uniti Group Inc.	196,701	928
	Safehold Inc.	37,963	676
	Gladstone Land Corp.	28,267	402
			61,692
Retail REITs (12.2%)
	Simon Property Group Inc.	269,690	29,135
	Realty Income Corp.	555,265	27,730
	Kimco Realty Corp.	511,084	8,990
	Regency Centers Corp.	136,805	8,132
	Federal Realty Investment Trust	60,604	5,492
	NNN REIT Inc.	150,247	5,310
	Brixmor Property Group Inc.	248,045	5,154
	Agree Realty Corp.	76,894	4,248
	Spirit Realty Capital Inc.	116,572	3,909
	Kite Realty Group Trust	180,843	3,874
	Phillips Edison & Co. Inc.	96,924	3,251
	Tanger Factory Outlet Centers Inc.	86,628	1,958
	Macerich Co.	177,475	1,936
	SITE Centers Corp.	155,879	1,922
	Urban Edge Properties	97,077	1,481
	InvenTrust Properties Corp.	55,680	1,326
	Retail Opportunity Investments Corp.	103,820	1,285
	Acadia Realty Trust	78,388	1,125
	Getty Realty Corp.	38,783	1,075
	NETSTREIT Corp.	50,197	782
	RPT Realty	71,195	752
	Saul Centers Inc.	10,954	386
	Alexander's Inc.	1,914	349
	CBL & Associates Properties Inc.	9,212	193
*,2	Spirit MTA REIT	42,040	—
			119,795
Self-Storage REITs (6.6%)
	Public Storage	130,514	34,393
	Extra Space Storage Inc.	174,189	21,178
	CubeSmart	185,419	7,070
	National Storage Affiliates Trust	69,156	2,195
			64,836
Single-Family Residential REITs (4.8%)
	Invitation Homes Inc.	504,681	15,993
	Sun Communities Inc.	102,597	12,141
	Equity LifeStyle Properties Inc.	146,051	9,305
	American Homes 4 Rent Class A	267,701	9,019
	UMH Properties Inc.	47,497	666
			47,124
Telecom Tower REITs (11.7%)
	American Tower Corp.	384,400	63,215
	Crown Castle Inc.	357,670	32,916

		Shares	Market Value ($000)
	SBA Communications Corp. Class A	89,350	17,885
			114,016
Timber REITs (2.5%)
	Weyerhaeuser Co.	603,975	18,518
	Rayonier Inc.	116,228	3,308
	PotlatchDeltic Corp.	65,865	2,989
			24,815
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,117,363)			904,263
Real Estate Management & Development (7.5%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	28,883	1,569
	RMR Group Inc. Class A	12,783	314
			1,883
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	28,856	2,139
*	Forestar Group Inc.	16,578	447
			2,586
Real Estate Operating Companies (0.4%)
	DigitalBridge Group Inc.	133,362	2,344
	Kennedy-Wilson Holdings Inc.	91,961	1,356
*	Seritage Growth Properties Class A	30,385	235
*,1	WeWork Inc. Class A	13,065	39
			3,974
Real Estate Services (6.7%)
*	CoStar Group Inc.	336,946	25,908
*	CBRE Group Inc. Class A	256,308	18,931
*	Zillow Group Inc. Class C	126,655	5,846
*	Jones Lang LaSalle Inc.	39,394	5,562
*	Zillow Group Inc. Class A	47,205	2,114
*	Opendoor Technologies Inc.	428,269	1,131
[1]	eXp World Holdings Inc.	63,296	1,028
*	Cushman & Wakefield plc	131,103	999
	Newmark Group Inc. Class A	120,614	775
*	Compass Inc. Class A	266,351	772
*	Redfin Corp.	91,431	644
	Marcus & Millichap Inc.	20,610	605
*	Anywhere Real Estate Inc.	82,783	532
	RE/MAX Holdings Inc. Class A	15,115	196
	Douglas Elliman Inc.	61,142	138
*	Offerpad Solutions Inc.	7,866	77
*	Doma Holdings Inc.	4,357	22
			65,280
Total Real Estate Management & Development (Cost $107,290)			73,723

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $3,808)	5.391%	38,078	3,807
Total Investments (100.3%) (Cost $1,228,461)				981,793
Other Assets and Liabilities—Net (-0.3%)				(3,123)
Net Assets (100%)				978,670
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,489,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,793,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	December 2023	13	395	(28)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	977,986	—	—	977,986
Temporary Cash Investments	3,807	—	—	3,807
Total	981,793	—	—	981,793

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	28	—	—	28
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.